Income Taxes (Schedule Of Tax Years Of Major Tax Jurisdictions Subject To Examination) (Details)	12 Months Ended
Dec. 31, 2011
Canada [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2004 to 2011
Mongolia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2006 to 2011
Australia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2007 to 2011